COMMON STOCK (Detail Textuals 1) (USD $)	12 Months Ended			0 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended					5 Months Ended	6 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2008	Dec. 31, 2007	Mar. 04, 2011 Restricted Common Stock Shares Consultant	Jan. 31, 2012 Restricted Common Stock Shares Consultant	Sep. 30, 2011 Restricted Common Stock Shares New Investors	Jan. 31, 2012 Restricted Common Stock Shares Investor Relations Consultant	Mar. 30, 2012 Standby Equity Distribution Agreement	Feb. 29, 2012 Standby Equity Distribution Agreement	Jan. 31, 2012 Standby Equity Distribution Agreement	May 31, 2011 Standby Equity Distribution Agreement	Dec. 31, 2011 Standby Equity Distribution Agreement	Jun. 30, 2011 Standby Equity Distribution Agreement	Jun. 30, 2011 Standby Equity Distribution Agreement Restricted Common Stock Shares
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of shares issued						130,438		25,712	17,705	25,063	244,216	111,175	193,442	244,216
Proceeds from issuance of common stock	$ 1,267,540					$ 265,000		$ 25,000	$ 25,000	$ 40,000		$ 230,000	$ 165,000
Number of shares issued for services				15,000	1,994		15,000
Proceeds from issuance of common stock		7,501	750	6,750	3,250		15,000
Equity purchase agreement commitment fees											$ 300,000			$ 300,000